Indebtedness Indebtedness (Schedule of Maturities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt, Current Maturities	$ 84,060,000
2015	546,004,000
2016	530,439,000
2017	568,268,000
2018	557,937,000
Thereafter	1,961,007,000
Long-term Debt	4,247,715,000
Interest Paid, Net	254,200,000	246,100,000	261,200,000
Interest Paid, Capitalized	$ 16,800,000	$ 9,400,000	$ 4,300,000